Short-term Borrowings and Current Portion of Long-term Borrowings	12 Months Ended
Dec. 31, 2017
Short-term Borrowings and Current Portion of Long-term Borrowings
Short-term Borrowings and Current Portion of Long-term Borrowings

9.Short-term Borrowings and Current Portion of Long-term Borrowings

	As of December 31,
	2016	2017
	RMB	RMB
Bank loans	200,000	100,000
Other borrowings	—	66,209
Current portion of long-term borrowings (Note 10)	—	11,065

	200,000	177,274

In September 2015, a subsidiary of the Group entered into loan agreement with Xiamen International Bank to finance its working capital.  The loan amount as of December 31, 2016 was RMB150,000 with an interest rate of 1.62% and 1.68% per annum for the first and second year respectively. The loan is due in two years with a restricted cash deposits of RMB155,300 as of December 31, 2016 in Xiamen International Bank. The loan was repaid in September 2017 and the cash deposit amounting to RMB155,300 became unrestricted following the loan settlement.

In May 2016, a subsidiary of the Group entered into a facility agreement with SPD Silicon Valley Bank Co., Ltd (“SPD”) and borrowed RMB50,000 for one year. In May 2017, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD to extend the facility of RMB70,000. In addition, RMB250,889 of inventories and RMB11,753 of equipment were pledged to SPD as collateral and a guarantee is provided to SPD by Hong Kong Secoo Investment Group Limited (Hong Kong Secoo) and the Company. Both of the original facility and amended facility agreements contain certain financial and nonfinancial covenants. The subsidiary received waivers from the bank for the financial covenants that were not met as of December 31, 2016. In May 2017, the subsidiary borrowed RMB50,000 under the facility agreement for one year with an interest of 7.35% per annum and a maturity date in May 2018. As of December 31, 2017, the subsidiary met the financial covenants and the outstanding balances was RMB50,000.

In December 2017, a subsidiary of the Group entered into loan agreement with Shanghai Pudong Development Bank Co., Ltd. to finance its working capital.  The loan amounts was RMB50,000 with an interest rate of 4.35% per annum and a maturity term of one year.  A restricted cash deposit of RMB55,214 was deposited to the bank for this borrowing.

In May 2017, a subsidiary of the Company’s VIE entered into a short-term borrowing agreement to borrow RMB45,000 from a non-financial institution at an interest rate of 9.35% per annum. The borrowing is payable in five monthly instalments starting in May 2017. The borrowing is guaranteed by the Company’s VIE. In August 2017, the agreement was extended. During 2017, RMB14,000 was repaid and RMB31,000 was outstanding as of December 31, 2017.  The remaining balance were paid off in April 2018.

During 2017, one of the Group’s subsidiaries entered into an agreement with a third party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rates from 9% to 10%.  For the year ended December 31, 2017, the Company borrowed RMB78,409 under this agreement, among which, RMB35,209 is outstanding as of December 31, 2017 with the accounts receivable of RMB35,209 pledged to the third party as collateral.